[CLEARY GOTTLIEB STEEN & HAMILTON LLP LETTERHEAD]

Writer's Direct Dial: (212) 225-2472 E-Mail: jfisher@cgsh.com

January 23, 2006

Pamela Long, Esq.
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3561
100 F Street, NE
Washington, DC 20549

  Re:
  Chipotle Mexican Grill, Inc. (the "Company")
  Registration Statement on Form S-1 (File No. 333-129221)

Dear Ms. Long:

        On behalf of the Company, we hereby transmit, via EDGAR, Amendment No. 5 to the Registration Statement for filing with the Securities and Exchange Commission. We also direct your attention to the Company's acceleration request pursuant to Rule 461(a) under the Securities Act of 1933, as amended,of even date herewith. Please direct any comments or questions regarding this filing to Janet L. Fisher at (212) 225-2472 or James Small at (212) 225-2015.

Very truly yours,
/s/ JANET L. FISHER
Janet L. Fisher

Enclosure

cc:
Montgomery F. Moran
(Chipotle Mexican Grill, Inc.)